Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents, restricted	₩ 36,302